Shareholder Report, Average Annual Return (Details) DFHX_Dimensional World ex U.S. Sustainability Targeted Value Portfolio_Institutional_TSR Annual {Institutional}	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional World ex U.S. Sustainability Targeted Value Portfolio – Institutional
Average Annual Return, Percent	18.19%
MSCI All Country World ex USA IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA IMI Index (net div.)
Average Annual Return, Percent	16.24%
MSCI All Country World ex USA SMID Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA SMID Value Index (net div.)
Average Annual Return, Percent	15.82%